(First Citicorp Life Insurance Company Letterhead)

Please address all communication regarding this matter to:
Eric S. Miller, Citicorp Insurance Group, P.O. Box 7031, Dover, DE 19903

September 1, 1999




VIA EDGARLINK

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:	First Citicorp Life Insurance Company
	First Citicorp Life Variable Annuity Separate Account
	File No. 33-83354

Dear Commissioners:

On behalf of First Citicorp Life Insurance Company (the "Company") and First Citicorp Life Variable Annuity Separate Account (the "Account"), we are transmitting for filing under Rule 497(e) of the Securities Act of 1933, a supplement to the form of prospectus dated May 1, 1999, used after the effective date of the registration statement on Form N-4 for flexible premium deferred variable annuity contracts offered by the Company through the Account.

If you have any questions, please contact the undersigned at (302) 672-5033.

Sincerely,

/s/Eric S. Miller

Eric S. Miller
Product Filing/Compliance



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SUPPLEMENT DATED SEPTEMBER 15, 1999 TO PROSPECTUS DATED MAY 1, 1999

First Citicorp Life Variable Annuity Separate Account
First Citicorp Life Insurance Company

Flexible Premium Deferred Variable Annuity Contract

The following information supplements the prospectus dated May 1, 1999. Please keep this supplement with your prospectus for future reference.

The Home Office of First Citicorp Life Insurance Company has been moved to 333 W. 34th Street, New York, NY 10001. Any reference to 555 Fifth Ave., 3rd Floor, New York, NY 10103 is deleted.